Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [line items]
Decommissioning liability	$ 70.5	$ 100.1	$ 129.1
Office lease provision	33.5	12.7	$ 21.3
Total	104.0	112.8
Current portion	16.3	16.2
Long-term portion	87.7	96.6
Total	$ 104.0	$ 112.8